HAROLD W. PAUL, LLC
                                     ATTORNEY AT LAW
                                       PO Box 33812
                                   Santa Fe, NM 87594
                                     (505) 983-2794
                                   Fax (866) 644-7615


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                                                   Fax (866) 644-7615



                                                          August 28, 2008


Mr. Howard Efron
Staff Accountant
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


                        Re: Ozone Man, Inc.
                              Form 10-KSB for the year ended December 31, 2007 File No. 0-09908

Dear Mr. Efron:

     We represent The Ozone Man, Inc. We are responding to your comment letter of August 19, 2008 regarding the above referenced filing. Simultaneous with submission of this letter, we are filing an amendment to Form 10-KSB in response to the comment.

Form 10-KSB for the fiscal year ended December 31, 2007
-------------------------------------------------------

     1. Responsive amendment has been made revising management's conclusion on the effectiveness of the Company's disclosure controls and procedures from effective to ineffective as of the end of the fiscal year.

     As we discussed, the failure to include proper disclosure on the Company's disclosure controls and procedures in its original annual report-although inadvertent- creates the presumption and leads to the conclusion that such disclosure controls and procedures were ineffective inasmuch as the regulations require timely reporting. The Company acknowledges and agrees with the staff's determination that the failure to disclose this information in the original report rendered the disclosure controls and procedures ineffective as of the date of the original report.

Please feel free to contact the undersigned if you have any further comment.

						Sincerely,

                                            /s/ HAROLD W. PAUL

HWP/sl						HAROLD W. PAUL